PGIM Core Bond Fund Expense Example, No Redemption - PGIM Core Bond Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 390
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	689
Expense Example, No Redemption, 10 Years	1,142
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,747
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	4,924
Expense Example, No Redemption, 5 Years	7,606
Expense Example, No Redemption, 10 Years	10,189
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	136
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	568
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	34
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	199
Expense Example, No Redemption, 10 Years	$ 453